Note 13 - Derivative Liabilities (Details) (USD $)	1 Months Ended	12 Months Ended
	Jan. 24, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Mar. 31, 2013	Apr. 30, 2011	Mar. 31, 2011
Note 13 - Derivative Liabilities (Details) [Line Items]
Common Stock, Shares Authorized		150,000,000	150,000,000		150,000,000	150,000,000	50,000,000
Preferred Stock, Shares Authorized		10,000,000			10,000,000	10,000,000	200,000
Derivative Liability, Fair Value, Net (in Dollars)				$ 4,331,000			$ 6,465,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			2,820,000
Debt Conversion, Converted Instrument, Warrants or Options Issued	17,426,187		530,000	963,000
Debt Instrument, Convertible, Beneficial Conversion Feature (in Dollars)			530,000	2,992,000
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net (in Dollars)		1,600,000	376,000
Derivative Liabilities, Noncurrent (in Dollars)			6,465,000
Preferred Stock, Value, Outstanding (in Dollars)			$ 513,000
Liability Contracts [Member]
Note 13 - Derivative Liabilities (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				5,666,692